----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended March 31,2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin             TX             78746
Business Address         (Street)       (City)           (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant              Vice President                    (512) 329-0050
Name                         (Title)                            (Phone)


                                        /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Austin, TX   05/07/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______57_____

Form 13F Information Table Value Total: $__191,552___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                       FAIR             INVESTMENT DISCRETION                 VOTING AUTHORITY
                                 TITLE                MARKET    SHARE                              OTHER
NAME OF ISSUER                    OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE      MANAGERS    SOLE   SHARED  NONE
                                 CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104        1,876    1,572    SOLE                                 x
AAR Corp.                       COM     361105           2,970    2,327    SOLE                                 x
Adaptec Inc.                    COM     00651f108          530      611    SOLE                                 x
American Express                COM     25816109           565      137    SOLE                                 x
American Tel & Tel              COM     1957109            528      248    SOLE                                 x
Ampco Pittsburgh                COM     32037103           408      347    SOLE                                 x
Angelica Corp                   COM     34663104         1,326    1,143    SOLE                                 x
Apogee Enterprises              COM     37598109         2,306    3,236    SOLE                                 x
AVX Corp.                       COM     002444107        1,058      613    SOLE                                 x
Barrick Gold Corp               COM     67901108         4,905    3,432    SOLE                                 x
Berkshire Hathaway Cl B         COM     084670207        1,525        7    SOLE                                 x
Blair Corp                      COM     092828102        1,644      961    SOLE                                 x
Childrens Comprehensive SVCS    COM     16875k202          514    1,418    SOLE                                 x
Cntl Fnd of CDA Cl A            COM     153501101          183      592    SOLE                                 x
Cone Mills Corp                 COM     206814105          458    1,455    SOLE                                 x
Cooper Tire & Rubber            COM     216831107          190      167    SOLE                                 x
Corning Inc.                    COM     219350105        1,058      512    SOLE                                 x
CPI Corp.                       COM     125902106       17,308    8,764    SOLE                                 x
Cummins Inc.                    COM     231021106        2,600      693    SOLE                                 x
Dress Barn                      COM     261570105        1,005      429    SOLE                                 x
Dun & Bradstreet                COM     26483e100        1,632      693    SOLE                                 x
Dynamics Research               COM     268057106        3,389    3,347    SOLE                                 x
Eastman Kodak                   COM     277461109       10,140    2,542    SOLE                                 x
Ethan Allen Interiors           COM     297602104        5,190    1,537    SOLE                                 x
Evans & Sutherland              COM     299096107        3,090    3,924    SOLE                                 x
Federal Home Loan Mortgage      COM     313400301          279       43    SOLE                                 x
Gardner Denver Inc.             COM     365558105        3,222    1,644    SOLE                                 x
Great Lakes Chemical            COM     390568103        7,764    2,526    SOLE                                 x
Hancock Fabrics Inc             COM     409900107        3,445    4,563    SOLE                                 x
Japan OTC Equity                COM     471091108          712    1,051    SOLE                                 x
Kemet Corp.                     COM     488360108          725      428    SOLE                                 x
Lawson Products                 COM     520776105        7,820    3,160    SOLE                                 x
Lufkin Industries               COM     549764108        4,248    2,131    SOLE                                 x
Matrix Services                 COM     576853105        5,438   10,610    SOLE                                 x
Maxwell Technologies            COM     577767106       12,416    6,450    SOLE                                 x
MetroLogic Instruments          COM     591676101        1,180    1,349    SOLE                                 x
Moody's Corp.                   COM     615369105        3,823    1,387    SOLE                                 x
Newhall Land & Farming          COM     651426108          236       93    SOLE                                 x
Newmont Mining                  COM     651639106        2,559    1,587    SOLE                                 x
Nicor Inc                       COM     654086107        2,997      804    SOLE                                 x
Pilgrim Gold Fund               COM     528901101           34      132    SOLE                                 x
PPG Industries Inc.             COM     693506107        5,687    1,234    SOLE                                 x
Raven Industries                COM     754212108          261      141    SOLE                                 x
Readers Digest Class B Voting   COM     755267200        4,365    1,819    SOLE                                 x
Regal Beloit                    COM     758750103        3,498    2,101    SOLE                                 x
Rollins Inc                     COM     775711104        1,437      745    SOLE                                 x
Royce Value Trust               COM     780910105        1,511    1,076    SOLE                                 x
Sears Roebuck                   COM     812387108        2,795      792    SOLE                                 x
SL Inds Inc.                    COM     784413106          303      231    SOLE                                 x
Snap-On Inc                     COM     833034101        8,195    2,814    SOLE                                 x
Southwest Gas                   COM     844895102        6,555    3,144    SOLE                                 x
TBC Corp.                       COM     872180104        2,352    3,880    SOLE                                 x
Textron Inc.                    COM     883203101          888      156    SOLE                                 x
Toys R Us                       COM     892335100       27,375   10,906    SOLE                                 x
Tractor Supply Company          COM     892356106        1,644    1,174    SOLE                                 x
Wolohan Lumber                  COM     977865104          929      956    SOLE                                 x
X-Rite Inc.                     COM     983857103          462      471    SOLE                                 x